Note 3 - Segment and Geographic Information - Summary of Segment Information (Details) - USD ($) $ in Thousands		3 Months Ended								12 Months Ended
		Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net revenues		$ 27,295	$ 16,234	$ 22,731	$ 56,414	$ 42,709	$ 53,239	$ 41,775	$ 36,956	$ 122,674	$ 174,679	$ 180,045
Gross profit (loss)		7,440	1,289	4,584	28,344	5,239	25,288	19,583	9,912	$ 41,657	$ 60,022	$ 59,620
Gross margin										34.00%	34.00%	33.00%
Income (loss) from operations		(4,279)	(11,164)	(5,472)	6,326	(9,827)	3,858	(2,553)	(15,937)	$ (14,589)	$ (24,459)	$ (54,272)
Interest expense, net		(3,501)	(3,669)	(3,414)	(3,221)	(3,696)	(3,155)	(3,111)	(3,112)	(13,805)	(13,074)	(12,972)
Other income (expense), net		$ 223	$ (525)	$ 6,771	$ 429	$ (679)	$ (242)	$ 96	$ (792)	6,898	(1,617)	(436)
Loss before income taxes										(21,496)	(39,150)	(67,680)
Operating Segments [Member]
Gross profit (loss)										$ 41,657	$ 60,022	$ 65,662
Gross margin										34.00%	34.00%	36.00%
Operating Segments [Member] | E and P Technology and Services [Member]
Net revenues										$ 91,767	$ 125,578	$ 136,520
Gross profit (loss)										$ 29,243	$ 35,699	$ 43,369
Gross margin										32.00%	28.00%	32.00%
Income (loss) from operations										$ 13,134	$ 8,833	$ 21,758
Operating Segments [Member] | E and P Technology and Services [Member] | New Venture [Member]
Net revenues										10,798	31,188	69,685
Operating Segments [Member] | E and P Technology and Services [Member] | Data Library [Member]
Net revenues										65,790	71,847	47,095
Operating Segments [Member] | E and P Technology and Services [Member] | Multi-client [Member]
Net revenues										76,588	103,035	116,780
Operating Segments [Member] | E and P Technology and Services [Member] | Imaging and Resevoir Services [Member]
Net revenues										15,179	22,543	19,740
Operating Segments [Member] | Operations Optimization [Member]
Net revenues										30,907	49,101	43,525
Gross profit (loss)										$ 12,414	$ 24,323	$ 22,293
Gross margin										40.00%	50.00%	51.00%
Income (loss) from operations										$ (4,556)	$ 8,189	$ 7,295
Operating Segments [Member] | Operations Optimization [Member] | Optimization Software and Services [Member]
Net revenues										14,137	23,140	21,129
Operating Segments [Member] | Operations Optimization [Member] | Devices [Member]
Net revenues										16,770	25,961	22,396
Segment Reconciling Items [Member]
Gross profit (loss)										$ 0	$ 0	$ (6,042)
Gross margin	[1],[2],[3],[4],[5]									0.00%	0.00%	(3.00%)
Income (loss) from operations										$ (23,167)	$ (41,481)	$ (83,325)	[5],[6]

[1]	(a) Includes impairment of multi-client data library of $1.2 million and $9.1 million for the year ended December 31, 2020 and 2019, respectively.
[2]	(b) Includes impairment of goodwill of $4.2 million for the year ended December 31, 2020.
[3]	(c) Includes amortization of the government relief funding expected to be forgiven of $6.9 million for the year ended December 31, 2020.
[4]	(d) Relates to gross loss primarily related to depreciation expense of previously reported Ocean Bottom Integrated Technologies segment.
[5]	(e) Includes loss from operations of previously reported Ocean Bottom Integrated Technologies segment of $11.1 million for the year ended December 31, 2018, which includes Other’s gross profit above, operating expenses of $5.1 million for the year ended December 31, 2018, stock appreciation right awards and related expenses $2.1 million for the year ended December 31, 2018 and impairment charge of $36.6 million for the year ended December 31, 2018.
[6]	Includes loss from operations of previously reported Ocean Bottom Integrated Technologies segment of $11.1 million for the year ended December 31, 2018, which includes Other’s gross profit above, operating expenses of $5.1 million for the year ended December 31, 2018, stock appreciation right awards and related expenses $2.1 million for the year ended December 31, 2018 and impairment charge of $36.6 million for the year ended December 31, 2018.